United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   January 31, 2005

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

January 31, 2005

(Unaudited)

Shares

Cost

Value

Common stocks –- 37.7%

Building materials –- 4.9%

Craftmade Intl. (CRFT)

1,200

$22,739

$25,608

Consumer staples –- 4.4%

Unilever NV ADR (UN) **

350

20,101

22,859

Electronics –- 3.3%

Lowrance Electronics, Inc. (LEIX)

550

14,080

17,424

Food Service Manufacturing –- 4.3%

Middleby Corporation (MIDD) *

450

21,378

22,617

Furniture Manufacturing –- 3.0%

Stanley Furniture (STLY)

335

15,562

15,574

Healthcare products –- 2.8%

Utah Medical Devices (UTMD)

700

13,278

14,399

Steel Production –- 3.4%

POSCO ADR (PKX) **

400

16,860

18,000

Textiles & apparel –- 11.6%

Kenneth Cole Productions (KCP)

550

14,872

14,680

Lakeland Industries (LAKE) *

1,000

16,865

19,750

Timberland (TBL) *

400

    22,536

    26,296

Total Textiles & apparel

    54,273

    60,726

Total common stocks

  178,271

  197,207

U.S. government –- 14.2%

U.S. Treasury Bills due 5/5/05

75,000

   74,531

   74,531

Certificates of deposit –- 37.6%

Cardinal Bank CD 2.7% (no penalty withdrawal)

100,307

100,307

Community Bank of No. Va. CD 2.4% (no penalty withdrawal)

   96,576

   96,576

Total certificates of deposit

 196,883

  196,883

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

January 31, 2005

(Unaudited)

Total investments –- 89.5%

449,685

468,621

Other assets in excess of liabilities –- 10.5%

     54,910

    54,910

Net assets –- 100%

$504,595

$523,531

* Non-income producing (does not pay dividends).

** ADR (American Depository Receipt).   Unilever NV is based in the Netherlands.  POSCO is based in South Korea.  All other common stock holdings are U.S. companies.

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

March 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

March 29, 2005